RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
7.	RELATED PARTY TRANSACTIONS AND BALANCES

Due from related parties

(a)
As of December 31, 2015, the Company had advances receivable from the Chief Operating Officer (“COO”) and Chief Technology Officer (“CTO”) for $38,554 (December 31, 2014 – $44,986). These advances are unsecured, bear interest at a rate of 1% based on the Canada Revenue Agency’s prescribed rate for such advances and are payable on demand in Canadian dollars. During the nine month period ended December 31, 2014, the Company advanced funds to settle a tax assessment; the Company paid additional salary amounts that had not been made during the period; and, the Company reimbursed $37,837 ($44,000 CAD) related to various out-of-pocket costs they incurred on behalf of the Company. During 2015, the Company accrued interest receivable in the amount of $756 ($1,046 CAD), the remaining fluctuation in the balance from the prior year is due to changes in foreign exchange.

Issuance of shares to settle due to related party

(b)	During the nine months ended December 31, 2014, one advance amounting to $85,947 ($95,000 CAD) was settled by issuance of 331,443 common shares to a former director.

Accounts payable and accrued liabilities

(c)
As at December 31, 2015, $2,970 (December 31, 2014 - $4,220) was owing to the CEO, $856 (December 31, 2014 - $5,930) owing to the CTO, $878 was owing to the COO (December 31, 2014 - $nil) and $346 (December 31, 2014 – $nil) owing to the CFO, related to business expenses, all of which are included in accounts payable or accrued liabilities.